Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 17, 2024 to the

Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:

Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)

International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)

Emerging Markets Portfolio (Advisor Class)

Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)

Emerging Markets ex China Portfolio (Institutional Class)

Chinese Equity Portfolio (Institutional Class)

Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the

Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented

The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.

In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.

The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.

Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.

Global Equity Portfolio

Advisor Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.36%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.07%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.86%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$88	$274	$477	$1,061

Institutional Class Z

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.06%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.77%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.76%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$78	$245	$427	$953

International Equity Portfolio

Investor Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b-1) Fees	0.25%

Other Expenses	0.22%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.15%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current amounts.

Example:

This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.14%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.82%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current amounts.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$84	$262	$455	$1,014

Institutional Class Z

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.05%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.73%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in this table has been restated to reflect current amounts.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$75	$233	$406	$906

Institutional Emerging Markets Portfolio

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.22%

Total Annual Portfolio Operating Expenses[1]	1.07%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.05%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$338	$588	$1,304

Institutional Class Z

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses[1]	0.98%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.95%

1 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$309	$539	$1,199

Purchase and Sale of Portfolio Shares

Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $5 million. Additional purchases may be for any amount. Please see the description of eligible investors under the section called “Shareholder Information.” You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Emerging Markets Portfolio

Advisor Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.14%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$362	$628	$1,386

Emerging Markets ex China Portfolio

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b-1) Fees	None

Other Expenses	2.64%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.50%

Fee Waiver and/or Expense Reimbursement[2],3	-2.44%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2],3	1.06%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$108	$847	$1,607	$3,612

Chinese Equity Portfolio

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b-1) Fees	None

Other Expenses	2.95%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.81%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.65%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.16%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$919	$1,739	$3,875

Frontier Emerging Markets Portfolio

Investor Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b-1) Fees	0.25%

Other Expenses	0.69%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	2.10%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.34%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.76%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$179	$625	$1,098	$2,404

Institutional Class

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.31%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.47%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.46%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.45% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$149	$464	$802	$1,757

Institutional Class Z

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.40%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.14%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.26%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class Z of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$429	$752	$1,668

Purchase and Sale of Portfolio Shares

The minimum initial investment in Institutional Class Z shares of the Portfolio is $2.5 million. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Investors Should Retain this Supplement for Future Reference.